Share and Capital Reserve - Summary of Number And Weighted Average Exercise Prices Of Other Equity Instruments (Detail) - Omnibus Equity Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Statements [Line Items]
Grant date fair value | $ / shares	$ 223.78	$ 223.78	$ 269.54
Beginning of financial year	64,705	60,268	11,014
Granted during financial year	634	13,984	57,242
Vested during financial year	(13,782)	(8,918)	(7,988)
Share award forfeited	(601)	(629)	0
End of financial year	50,956	64,705	60,268